Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Selling, general and administrative expenses	$ 16,295,530	$ 2,716,796
Depreciation	175,843	16,129
Total operating expenses	16,471,373	2,732,925
Loss from operations	(16,471,373)	(2,732,925)
Nonoperating Income (Expense) [Abstract]
Amortization of development fee with a related party	(406,004)	(349,788)
Loss on SAFE Note revaluation		(345,003)
Interest expense from related parties	(1,423,208)	(27,515)
Other	50,058	9,634
Loss before benefit for income taxes	(17,438,519)	(2,746,021)
Income tax expense	(9,186)
Net Loss	$ (17,447,705)	$ (2,746,021)
Net loss per common share, basic and diluted	$ (1.80)	$ (0.29)
Weighted average shares outstanding, basic and diluted	9,716,768	9,507,926